Schedule of Segment Results by Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Trade	$ 1,313	$ 1,250	$ 5,318	[1]	$ 4,946	[1]	$ 4,658	[1]
Inter- segment sales	0	0	0	[1]	0	[1]	0	[1]
Total	1,313	1,250	5,318	[1]	4,946	[1]	4,658	[1]
Segment profit	81	105	317	[1]	199	[1]	274	[1]
Depreciation, depletion and amortization	92	92	367	[1]	360	[1]	376	[1]
Segment assets	8,698		8,763	[1]	8,814	[1]	9,021	[1]
Capital expenditures	149	111	655	[1]	229	[1]	214	[1]
Corporate and Other
Segment Reporting Information [Line Items]
Trade	0	0	0	[2]	0	[2]	49	[2],[3]
Inter- segment sales	0	0	0	[2]	0	[2]	0	[2],[3]
Total	0	0	0	[2]	0	[2]	49	[2],[3]
Segment profit	(86)	(85)	(379)	[2]	(395)	[2]	(157)	[2],[3]
Depreciation, depletion and amortization			20	[2]	23	[2]	24	[2],[3]
Segment assets			3,002	[2]	3,196	[2]	3,191	[2],[3]
Capital expenditures			35	[2]	22	[2]	25	[2],[3]
Assets Of Discontinued Operations
Segment Reporting Information [Line Items]
Trade			0		0	[4]	0	[4]
Inter- segment sales			0		0	[4]	0	[4]
Total			0		0	[4]	0	[4]
Segment profit			0		0	[4]	0	[4]
Depreciation, depletion and amortization			0		0	[4]	0	[4]
Segment assets			706		846	[4]	1,120	[4]
Capital expenditures			0		0	[4]	0	[4]
Non-Controlling Interests
Segment Reporting Information [Line Items]
Trade	0	0	0		0		0
Inter- segment sales	0	0	0		0		0
Total	0	0	0		0		0
Segment profit	1	1	4		4		0
Depreciation, depletion and amortization			0		0		0
Segment assets			0		0		0
Capital expenditures			0		0		0
Intersegment Elimination
Segment Reporting Information [Line Items]
Trade	0	0	0		0		0
Inter- segment sales	(1)	(1)	(5)		(8)		(9)
Total	(1)	(1)	(5)		(8)		(9)
Segment profit	0	0	0		0		0
Depreciation, depletion and amortization			0		0		0
Segment assets			0		0		0
Capital expenditures			0		0		0
Operating Segments
Segment Reporting Information [Line Items]
Trade	1,313	1,250	5,318		4,946		4,609
Inter- segment sales	1	1	5		8		9
Total	1,314	1,251	5,323		4,954		4,618
Segment profit	166	189	692		590		431
Depreciation, depletion and amortization			347		337		352
Segment assets			5,055		4,772		4,710
Capital expenditures			620		207		189
Operating Segments | Food & Beverage
Segment Reporting Information [Line Items]
Trade	747	714	3,076		2,884		2,791
Inter- segment sales	0	0	2		3		1
Total	747	714	3,078		2,887		2,792
Segment profit	63	82	312		247		190
Depreciation, depletion and amortization			218		217		227
Segment assets			2,685		2,637		2,676
Capital expenditures			223		129		106
Operating Segments | Home, Health & Beauty
Segment Reporting Information [Line Items]
Trade	200	196	766		751		759
Inter- segment sales	0	0	0		0		0
Total	200	196	766		751		759
Segment profit	12	8	34		51		25
Depreciation, depletion and amortization			68		64		71
Segment assets			816		854		837
Capital expenditures			51		25		33
Operating Segments | Industrial
Segment Reporting Information [Line Items]
Trade	114	121	507		468		371
Inter- segment sales	0	0	0		0		0
Total	114	121	507		468		371
Segment profit	19	20	80		84		61
Depreciation, depletion and amortization			22		19		18
Segment assets			711		481		447
Capital expenditures			311		26		17
Operating Segments | Specialty Chemicals
Segment Reporting Information [Line Items]
Trade	207	177	811		679		499
Inter- segment sales	0	0	0		1		4
Total	207	177	811		680		503
Segment profit	58	49	203		141		56
Depreciation, depletion and amortization			29		30		28
Segment assets			459		430		394
Capital expenditures			29		22		28
Operating Segments | Community Development And Land Management
Segment Reporting Information [Line Items]
Trade	45	42	158		164		189
Inter- segment sales	1	1	3		4		4
Total	46	43	161		168		193
Segment profit	14	30	63		67		99
Depreciation, depletion and amortization			10		7		8
Segment assets			384		370		356
Capital expenditures			$ 6		$ 5		$ 5

[1]	Consolidated totals represent results from continuing operations, except as otherwise noted.
[2]	Corporate and Other includes expenses associated with corporate support staff services, as well as income and expense items not directly associated with ongoing segment operations, such as restructuring charges, pension income and curtailment gains and losses, interest expense and income, non-controlling interest income and losses, certain legal settlements, gains and losses on certain asset sales and other items.
[3]	Revenue included in Corporate and Other in 2009 includes sales from the company's specialty papers operation, which was sold in the fourth quarter of 2009.
[4]	Assets of discontinued operations at December 31, 2011 represent the assets of the Consumer & Office Products business. Assets of discontinued operations at December 31, 2010 represent the assets of the Consumer & Office Products and Envelope Products businesses. Assets of discontinued operations at December 31, 2009 represent the assets of the Consumer & Office Products, Envelope Products and the Media and Entertainment Packaging businesses. See Note R for further discussion.